Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Sep. 30, 2018 USD ($)	Sep. 30, 2018 EUR (€)	Aug. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Nov. 30, 2017 USD ($)	Sep. 30, 2017 EUR (€)	May 31, 2017 EUR (€)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 EUR (€)	Oct. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Weighted-average interest rate on consolidated debt	3.10%	3.00%	3.00%				3.10%
Debt instrument aggregate principal amount outstanding		$ 388,000,000
Debt	$ 25,895,000,000 [1]	24,445,000,000
Other debt	1,600,000,000	1,500,000,000
Financial services
Debt Instrument [Line Items]
Debt	$ 21,075,000,000	20,436,000,000
CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Revolving credit facility, amount				$ 500,000,000
Debt instrument principal amount of issue price percentage				9894.40%	9894.40%
Debt instrument aggregate principal amount outstanding		101,000,000
CNH Industrial Capital LLC (formerly CNH Capital LLC)
Debt Instrument [Line Items]
Revolving credit facility, amount						$ 500,000,000
Debt instrument principal amount of issue price percentage						9970.10%
Debt instrument aggregate principal amount outstanding		$ 388,000,000
CNH Industrial
Debt Instrument [Line Items]
Revolving credit facility, amount								$ 500,000,000
Debt instrument principal amount of issue price percentage								99.384%
3.875% Notes | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €																€ 10,000,000,000
3.875% Notes | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €																€ 50,000,000
Bonds, interest rate																3.875%
3.875% Notes | CNH Industrial Capital LLC (formerly CNH Capital LLC)
Debt Instrument [Line Items]
Revolving credit facility, amount													$ 400,000,000
Bonds, interest rate													3.875%
2.875% Notes Due May 2023 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €															€ 10,000,000,000
2.875% Notes Due May 2023 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €															€ 500,000,000
Bonds, interest rate		2.875%	2.875%												2.875%
Debt repurchase amount | €			€ 268,000,000
Debt | €			€ 700,000,000
4.875% Notes Due April 2021 | CNH Industrial Capital LLC (formerly CNH Capital LLC)
Debt Instrument [Line Items]
Revolving credit facility, amount																	$ 500,000,000
Bonds, interest rate																	4.875%
4.500% Notes Due August 2023
Debt Instrument [Line Items]
Revolving credit facility, amount														$ 600,000,000
Bonds, interest rate														4.50%
1.625% Notes Due March 2022 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €												€ 10,000,000,000
Debt instrument principal amount of issue price percentage												99.407%
1.625% Notes Due March 2022 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €												€ 75,000,000
Bonds, interest rate												1.625%
4.375% Notes Due April 2022 | CNH Industrial Capital LLC (formerly CNH Capital LLC)
Debt Instrument [Line Items]
Revolving credit facility, amount											$ 500,000,000
Bonds, interest rate											4.375%
1.375% Notes Due May 2022 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €										€ 10,000,000,000
Debt instrument principal amount of issue price percentage										99.335%
1.375% Notes Due May 2022 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €										€ 500,000,000
Bonds, interest rate										1.375%
1.750% Notes Due September 2025 | Global Medium Term Note Programme
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €									€ 10,000,000,000
Debt instrument principal amount of issue price percentage									99.248%
1.750% Notes Due September 2025 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) | Global Medium Term Note Programme
Debt Instrument [Line Items]
Revolving credit facility, amount | €									€ 650,000,000
Bonds, interest rate									1.75%
6.250% Notes | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Bonds, interest rate									6.25%
Debt repurchase amount | €									€ 800,000,000
2.750% Notes | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Bonds, interest rate									2.75%
3.850% Notes Due November 2027 | C H N Industrial N V
Debt Instrument [Line Items]
Bonds, interest rate								3.85%
4.200% Notes Due January 2024 | CNH Industrial Capital LLC (formerly CNH Capital LLC)
Debt Instrument [Line Items]
Bonds, interest rate						4.20%
1.875% Notes Due January 2026
Debt Instrument [Line Items]
Debt instrument borrowing capacity amount | €					€ 10,000,000,000
1.875% Notes Due January 2026 | CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.)
Debt Instrument [Line Items]
Bonds, interest rate				1.875%	1.875%
Revolving Credit Facility | New Credit Facility
Debt Instrument [Line Items]
Credit facility, term	5 years
Revolving credit facility, amount		$ 2,000,000,000					€ 1,750,000,000
Asset-Backed Facilities
Debt Instrument [Line Items]
Credit facility	$ 3,500,000,000	3,900,000,000
Credit facility utilized amount	2,300,000,000	3,000,000,000
Financial Services | Unsecured Credit Facilities
Debt Instrument [Line Items]
Credit facility	$ 3,200,000,000	$ 3,100,000,000

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018 of the updated accounting standards for revenue recognition (ASC 606).